Risk Management Section - Non-performing Loans: ING Bank portfolio, outstandings by economic sectors and geographical area (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non performing Loans [line items]
Financial assets	€ 878,985	€ 876,444
Non performing Loans [member]
Non performing Loans [line items]
Financial assets	11,477	11,102
Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	2,968
Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	2,864
Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	705
Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	805
Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	270
Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	144
Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	96
Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	79
Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	1,534
Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	1,099
Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	154
Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	686
Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	71
Private Individuals [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	3,746	3,698
Private Individuals [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	840
Private Individuals [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	1,271
Private Individuals [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	585
Private Individuals [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	134
Private Individuals [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	195
Private Individuals [member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	4
Private Individuals [member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	14
Private Individuals [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	24
Private Individuals [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	411
Private Individuals [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	4
Private Individuals [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	3
Private Individuals [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	261
Private Individuals [member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	1
Natural resources [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,196	1,022
Natural resources [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	83
Natural resources [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	21
Natural resources [Member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	28
Natural resources [Member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	63
Natural resources [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	254
Natural resources [Member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	533
Natural resources [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	84
Natural resources [Member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	111
Natural resources [Member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	20
Food, Beverages & Personal Care [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,119	775
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	315
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	153
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	63
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	117
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	1
Food, Beverages & Personal Care [member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	12
Food, Beverages & Personal Care [member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	68
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	1
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	109
Food, Beverages & Personal Care [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	254
Food, Beverages & Personal Care [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	26
Transportation & Logistics [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	787	804
Transportation & Logistics [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	432
Transportation & Logistics [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	48
Transportation & Logistics [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1
Transportation & Logistics [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	31
Transportation & Logistics [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	47
Transportation & Logistics [member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	49
Transportation & Logistics [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	3
Transportation & Logistics [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	88
Transportation & Logistics [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	32
Transportation & Logistics [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	10
Transportation & Logistics [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	46
Services [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	737	563
Services [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	224
Services [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	377
Services [Member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Services [Member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	36
Services [Member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	3
Services [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	49
Services [Member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	42
Services [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	6
Builders & Contractors [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	691	889
Builders & Contractors [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	88
Builders & Contractors [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	226
Builders & Contractors [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	1
Builders & Contractors [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	103
Builders & Contractors [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	1
Builders & Contractors [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	3
Builders & Contractors [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	230
Builders & Contractors [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	39
Real estate [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	631	1,159
Real estate [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	219
Real estate [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	225
Real estate [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	0
Real estate [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	96
Real estate [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	19
Real estate [member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	7
Real estate [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	28
Real estate [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	27
Real estate [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	8
Real estate [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	4
General Industries [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	605	693
General Industries [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	176
General Industries [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	148
General Industries [Member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	12
General Industries [Member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	89
General Industries [Member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	3
General Industries [Member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	1
General Industries [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	127
General Industries [Member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	48
General Industries [Member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	1
Non-Bank Financial Institutions [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	462	54
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	53
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	8
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	3
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Spain [member]
Non performing Loans [line items]
Financial assets	7
Non-Bank Financial Institutions [member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	0
Non-Bank Financial Institutions [member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	0
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	5
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	14
Non-Bank Financial Institutions [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	107
Non-Bank Financial Institutions [member] | Non performing Loans [member] | Australia [member]
Non performing Loans [line items]
Financial assets	264
Retail [Member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	325	258
Retail [Member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	74
Retail [Member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	147
Retail [Member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	40
Retail [Member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	4
Retail [Member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	7
Retail [Member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	1
Retail [Member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	52
Other [member] | Non performing Loans [member]
Non performing Loans [line items]
Financial assets	1,178	€ 1,187
Other [member] | Non performing Loans [member] | Netherlands [member]
Non performing Loans [line items]
Financial assets	464
Other [member] | Non performing Loans [member] | Belgium [member]
Non performing Loans [line items]
Financial assets	239
Other [member] | Non performing Loans [member] | Germany [member]
Non performing Loans [line items]
Financial assets	44
Other [member] | Non performing Loans [member] | Poland [member]
Non performing Loans [line items]
Financial assets	130
Other [member] | Non performing Loans [member] | United Kingdom [member]
Non performing Loans [line items]
Financial assets	10
Other [member] | Non performing Loans [member] | France [member]
Non performing Loans [line items]
Financial assets	1
Other [member] | Non performing Loans [member] | Luxembourg [member]
Non performing Loans [line items]
Financial assets	9
Other [member] | Non performing Loans [member] | Rest of Europe [Member]
Non performing Loans [line items]
Financial assets	173
Other [member] | Non performing Loans [member] | America [Member]
Non performing Loans [line items]
Financial assets	34
Other [member] | Non performing Loans [member] | Asia Pacific [Member]
Non performing Loans [line items]
Financial assets	23
Other [member] | Non performing Loans [member] | Africa [Member]
Non performing Loans [line items]
Financial assets	€ 51